PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
NOTE 6 - PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following:

	March 31,	December 31,
	2021	2020
	(Unaudited)
Leasehold improvements	$41,396	$44,777
Construction in progress	411,721	-
Air conditioning equipment	57,241	21,496
Office equipment	29,645	22,241
Total property and equipment	540,003	88,514
Less accumulated depreciation and amortization	(12,067)	(9,361)
Property and equipment, net	$527,936	$79,153

For the three-months ended March 31, 2021 and 2020, depreciation and amortization of property and equipment was $2,772 and $1,824, respectively.

Property and equipment, net, consisted of the following:

	December 31,	December 31,
	2020	2019
Leasehold improvements	$44,777	$23,231
Air conditioning equipment	21,496	-
Office equipment	22,241	13,457
Total property and equipment	88,514	36,688
Less accumulated depreciation and amortization	(9,361)	(91)
Property and equipment, net	$79,153	$36,597

 For the years ended December 31, 2020 and 2019, depreciation and amortization of property and equipment was $8,966 and $91, respectively.